Property and equipment, net (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 31,830,721	$ 30,404,806	$ 28,409,495
Less accumulated depreciation and amortization	18,471,452	16,769,324	9,407,503
Totals	13,359,269	13,635,482	19,001,992
Depreciation and amortization	1,312,526	7,329,860	1,709,291	2,504,534
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,414,575	6,033,422	5,526,948
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	24,248,454	23,767,148	22,421,249
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	588,000	11,653	53,553
Restaurant supplies [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 579,692	$ 592,583	$ 407,745